GOODWILL (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Balance at the end of the previous year	R$ 40,594.0	R$ 42,411.3
Effects of movements in foreign exchange in the balance sheet	(4,067.9)	(3,510.6)
Effect of application of IAS 29 (hyperinflation)	1,481.1	1,709.9
Acquisitions, (write-offs) and disposal through business combinations	(3.6)	(16.6)
Balance at the end of the year	R$ 38,003.6	R$ 40,594.0